CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Allocation of stock awards (in shares)	6,000	56,267
Forfeited stock awards (in shares)	9,612
Issuance of shares for exercise of stock options, net of shares surrendered (in shares)	863
Exercised stock options (in shares)	4,200
Surrendered (in shares)	3,337
Common stock repurchases (in shares)	22,674	150,867
Cash dividends (in dollars per share)	$ 0.20	$ 0.70